Condensed Consolidating Financial Information (Condensed Consolidating Income Statement) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 1,455,504	$ 2,318,730
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	1,047,361	1,741,310
Direct operating expenses (exclusive of depreciation and amortization)	223,585	215,311
Selling, general and administrative expenses	53,285	55,803
Gain on disposal of assets, net	(130)	282
Maintenance turnaround expense	125	105
Depreciation and amortization	52,651	49,926
Total operating costs and expenses	1,376,877	2,062,737
Operating income	78,627	255,993
Income from equity method investment, net of dividends	0	0
Other income (expense):
Interest income	164	163
Interest and debt expense	(26,681)	(24,957)
Other, net	6,104	3,206
Income before income taxes	58,214	234,405
Provision for income taxes	(18,629)	(59,437)
Net income	39,585	174,968
Less net income attributable to non-controlling interests	9,047	68,979
Net income attributable to Western Refining, Inc.	30,538	105,989
Comprehensive income	30,538	105,997
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	(514,548)	(769,542)
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	(514,548)	(769,542)
Direct operating expenses (exclusive of depreciation and amortization)	0	0
Selling, general and administrative expenses	0	0
Gain on disposal of assets, net	0	0
Maintenance turnaround expense	0	0
Depreciation and amortization	0	0
Total operating costs and expenses	(514,548)	(769,542)
Operating income	0	0
Income from equity method investment, net of dividends	(53,029)	(127,987)
Other income (expense):
Interest income	0	0
Interest and debt expense	0	0
Other, net	0	0
Income before income taxes	(53,029)	(127,987)
Provision for income taxes	0	0
Net income	(53,029)	(127,987)
Less net income attributable to non-controlling interests	0	0
Net income attributable to Western Refining, Inc.	(53,029)	(127,987)
Comprehensive income	(53,029)	(127,987)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	0	0
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	0	0
Direct operating expenses (exclusive of depreciation and amortization)	0	0
Selling, general and administrative expenses	46	47
Gain on disposal of assets, net	0	0
Maintenance turnaround expense	0	0
Depreciation and amortization	0	0
Total operating costs and expenses	46	47
Operating income	(46)	(47)
Income from equity method investment, net of dividends	43,725	119,759
Other income (expense):
Interest income	0	0
Interest and debt expense	(13,141)	(13,723)
Other, net	0	0
Income before income taxes	30,538	105,989
Provision for income taxes	0	0
Net income	30,538	105,989
Less net income attributable to non-controlling interests	0	0
Net income attributable to Western Refining, Inc.	30,538	105,989
Comprehensive income	30,538	105,989
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	1,004,540	1,783,100
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	798,548	1,488,688
Direct operating expenses (exclusive of depreciation and amortization)	106,540	109,235
Selling, general and administrative expenses	24,695	29,530
Gain on disposal of assets, net	(26)	381
Maintenance turnaround expense	125	105
Depreciation and amortization	25,538	24,669
Total operating costs and expenses	955,420	1,652,608
Operating income	49,120	130,492
Income from equity method investment, net of dividends	9,304	8,228
Other income (expense):
Interest income	114	97
Interest and debt expense	(738)	(507)
Other, net	1,069	45
Income before income taxes	58,869	138,355
Provision for income taxes	(18,368)	(59,234)
Net income	40,501	79,121
Less net income attributable to non-controlling interests	0	0
Net income attributable to Western Refining, Inc.	40,501	79,121
Comprehensive income	40,501	79,129
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	965,512	1,305,172
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	763,361	1,022,164
Direct operating expenses (exclusive of depreciation and amortization)	117,045	106,076
Selling, general and administrative expenses	28,544	26,226
Gain on disposal of assets, net	(104)	(99)
Maintenance turnaround expense	0	0
Depreciation and amortization	27,113	25,257
Total operating costs and expenses	935,959	1,179,624
Operating income	29,553	125,548
Income from equity method investment, net of dividends	0	0
Other income (expense):
Interest income	50	66
Interest and debt expense	(12,802)	(10,727)
Other, net	5,035	3,161
Income before income taxes	21,836	118,048
Provision for income taxes	(261)	(203)
Net income	21,575	117,845
Less net income attributable to non-controlling interests	9,047	68,979
Net income attributable to Western Refining, Inc.	12,528	48,866
Comprehensive income	$ 12,528	$ 48,866